FUND PROFILE

SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO GNMA Fund
SAFECO High-Yield Bond Fund
SAFECO Managed Bond Fund
SAFECO Intermediate-Term Municipal Bond Fund
SAFECO Insured Municipal Bond Fund
SAFECO Municipal Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Washington State Municipal Bond Fund
SAFECO Money Market Fund
SAFECO Tax-Free Money Market Fund
No-Load Class


This profile summarizes key information about SAFECO Fixed Income Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about SAFECO Fixed Income Funds at no cost by calling 1-800-624-5711. You may also obtain this information by visiting our Web site at www.safecofunds.com, or sending an Email request to mfunds@safeco.com.

July __, 1998

INVESTMENT OBJECTIVE

SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

SAFECO GNMA Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities.

SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield, fixed-income securities.

SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

SAFECO Intermediate-Term Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO Insured Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

SAFECO California Tax-Free Income Fund seeks to provide as high a level of current interest income exempt from federal income tax and California State personal income tax as is consistent with the relative stability of capital.

SAFECO Washington State Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less.

SAFECO Tax-Free Money Market Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

SAFECO Intermediate-Term U.S. Treasury Fund invests primarily in U.S. Treasury obligations with an average dollar-weighted maturity of 3 to 10 years. This Fund is suitable for investors who want higher current income than a stable-priced money market fund, but with greater price stability than a high-yielding, long-term bond fund.

SAFECO GNMA Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association. This Fund is appropriate for investors seeking higher current income than that provided by U.S. Treasury securities.

SAFECO High-Yield Bond Fund invests primarily in high-yield (junk) bonds. Typically these include intermediate-term bonds rated BB and B with average maturities between 5 and 15 years. This Fund is suitable for investors who can tolerate greater risk in pursuit of higher total returns.

SAFECO Managed Bond Fund invests primarily in investment grade fixed-income securities. The Fund seeks to maximize total returns and minimize interest rate risk by adjusting the portfolio's average maturity in response to interest rate changes. This Fund is appropriate for investors seeking high current income and stability of capital.

SAFECO Intermediate-Term Municipal Bond Fund invests primarily in municipal bonds with an average dollar-weighted maturity of 3 to 10 years. This Fund is actively managed with a focus on long-term performance. It is suitable for investors seeking federally tax-exempt income and who want greater price stability than a fund consisting of longer term bonds.

SAFECO Insured Municipal Bond Fund invests primarily in municipal bonds that have been insured by a private insurance company. Note: Insurance does not guarantee the market value of insured municipal bonds or the share price of the Insured Fund. This Fund is appropriate for investors seeking federally tax-exempt income from a portfolio of securities insured as to the timely payment of principal and interest.

SAFECO Municipal Bond Fund invests primarily in investment grade municipal bonds whose interest is exempt from federal income tax. This Fund is actively managed with a focus on long-term performance. It is suitable for investors seeking high current tax-exempt income and relative stability of principal.

SAFECO California Tax-Free Income Fund invests primarily in investment grade municipal bonds issued by the State of California or its political subdivisions. This Fund is appropriate for investors residing in the State of California who wish to earn income that is free from both State and federal income tax.

SAFECO Washington State Municipal Bond Fund invests primarily in investment grade municipal bonds issued by the State of Washington or its political subdivisions. This Fund is suitable for investors seeking tax-exempt income from a portfolio of Washington bonds.

SAFECO Money Market Fund invests in a portfolio of high-quality, short-term securities such as U.S. Treasury bills and prime-rated commercial paper. The Fund is appropriate for investors seeking maximum safety and stability of principal.

SAFECO Tax-Free Money Market Fund invests in high-quality, short-term municipal obligations. This Fund is suitable for investors seeking maximum safety and stability of principal with federally tax-free income.

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-624-5711.

RISKS

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than when you bought it.

All bond funds are subject to interest rate risk. The principal value of all SAFECO Fixed Income Funds (except the Money Market Funds) will fluctuate inversely with changes in interest rates. The timing and degree of fluctuation will depend on the portfolio's average weighted maturity (shorter maturities generally offer more stability) and the quality of the bonds in the portfolio (insured or investment grade securities generally offer more stability than lower quality bonds). Also, current income will vary over time as interest rates change.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds. The Money Market Funds' yield will fluctuate with general interest rates.

GNMA and other mortgage-backed securities are subject to prepayment fluctuations during times of changing interest rates. This may cause the value of these securities held in a Fund's portfolio, and subsequently the Fund's share price, to decline

The High-Yield Bond Fund is subject to special risks associated with below investment grade securities, sometimes referred to as "junk bonds." These include greater volatility, reduced liquidity and a higher risk of default.

The California and Washington Funds each concentrate their investments in a single state. Therefore, there is greater risk of fluctuation in the value of their portfolio securities than with mutual funds whose portfolios are more geographically diverse.


PERFORMANCE

The following bar charts show how each Fund has performed in each of the past 10 years (or since inception) assuming reinvestment of all distributions. The tables show the average annual return for each Fund relative to the appropriate broad-based market index. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.



                        SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

             1988   1989   1990   1991   1992   1993   1994   1995   1996  1997
          ----------------------------------------------------------------------
   (%)       1.25   10.31  7.16   13.52  6.52   10.84  (3.61) 16.75  0.38  8.29


The highest return reflected above was 5.91% for the quarter ended June 30, 1989; and the lowest return was -3.45% for the quarter ended March 31, 1994.


                                      SAFECO GNMA FUND

                                FOR THE YEAR ENDED DECEMBER 31,
            1988   1989  1990   1991  1992   1993   1994   1995    1996     1997
          ----------------------------------------------------------------------
   (%)      7.81  12.93  8.71  14.81  6.70   7.08  (4.27) 15.48    3.98     8.97


The highest return reflected above was 6.77% for the quarter ended June 30, 1989; and the lowest return was -3.58% for the quarter ended March 31, 1994.


                                    SAFECO HIGH-YIELD BOND FUND
           FOR
         PERIOD
          FROM
         SEPT. 7
         (INITIAL
          PUBLIC
        OFFERING)
       TO DEC. 31
                                  FOR THE YEAR ENDED DECEMBER 31,
          1988   1989  1990   1991  1992   1993   1994   1995    1996    1997
          ----------------------------------------------------------------------
   (%)    2.71   1.98 (3.60) 24.29 13.87  16.91  (2.25) 15.64   10.39   12.79


The highest return reflected above was 7.23% for the quarter ended March 31, 1991; and the lowest return was -4.54% for the quarter ended September 30, 1990.



                                       SAFECO MANAGED BOND FUND

           PERIOD FROM
          FEBRUARY 28,
        (INTITIAL PUBLIC
          OFFERING) TO
          DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31
              1994                 1995            1996           1997
          ----------------------------------------------------------------------
   (%)       (3.01)               17.35           0.82           8.23



The highest return reflected above was 5.74% for the quarter ended June 30, 1995; and the lowest return was -3.27% for the quarter ended March 31, 1996.


                              SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

         MARCH 18,
      (INITIAL PUBLIC
        OFFERING) TO
          DEC. 31,                   FOR THE YEAR ENDED DECEMBER 31,
            1993            1994          1995          1996           1997
          ----------------------------------------------------------------------
  (%)      7.19            (5.62)        15.22          3.75           7.50


The highest return reflected above was 6.25% for the quarter ended March 31, 1995; and the lowest return was -4.47% for the quarter ended March 31, 1994.


                                  SAFECO INSURED MUNICIPAL BOND FUND

           MARCH 18,
        (INITIAL PUBLIC
          OFFERING) TO
          DECEMBER 31,              FOR THE YEAR ENDED DECEMBER 31,
              1993          1994          1995          1996          1997
          ----------------------------------------------------------------------
   (%)       7.64         (10.43)        24.37          2.56         10.70


The highest return reflected above was 10.13% for the quarter ended March 31, 1995; and the lowest return was -9.14% for the quarter ended March 31, 1994.


                                SAFECO MUNICIPAL BOND FUND

                                FOR THE YEAR ENDED DEC. 31,
              1988  1989  1990  1991  1992   1993  1994   1995    1996    1997
          ----------------------------------------------------------------------
   (%)       13.88 10.08  6.65 13.78  8.75  12.66 (8.25) 21.48    3.18   10.68



The highest return reflected above was 8.82% for the quarter ended March 31, 1995; and the lowest return was -6.77% for the quarter ended March 31, 1994.


                            SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                FOR THE YEAR ENDED DECEMBER 31,
             1988  1989  1990  1991  1992  1993  1994   1995  1996   1997
          ----------------------------------------------------------------------
   (%)       12.79 9.91  6.97  12.55 8.00 13.23  (9.20) 26.14 2.53   11.55



The highest return reflected above was 10.59% for the quarter ended March 31, 1995; and the lowest return was -6.16% for the quarter ended March 31, 1994.


                               SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

            MARCH 18,
         (INITIAL PUBLIC
          OFFERING) TO
          DECEMBER 31,               FOR THE YEAR ENDED DECEMBER 31,
              1993            1994         1995         1996          1997
          ----------------------------------------------------------------------
   (%)        7.74           (8.65)       19.89        3.04          8.94



The highest return reflected above was 8.58% for the quarter ended March 31, 1995; and the lowest return was -7.42% for the quarter ended March 31, 1994.


                                 SAFECO MONEY MARKET FUND


                              FOR THE YEAR ENDED DECEMBER 31,
             1988  1989  1990   1991  1992  1993  1994  1995  1996  1997
          ----------------------------------------------------------------------
   (%)       7.13  9.79  7.98   5.74  3.27  2.50  3.53  5.28  4.75  4.93



The highest return reflected above was 3.13% for the quarter ended June 30, 1989; and the lowest return was 0.59% for the quarter ended June 30, 1993.


                           SAFECO TAX-FREE MONEY MARKET FUND

                             FOR THE YEAR ENDED DECEMBER 31,
          1988  1989  1990  1991  1992  1993  1994   1995  1996  1997
          ----------------------------------------------------------------------
   (%)    4.79  6.57  5.64  4.34  2.73  2.02  2.45   3.54  3.07  3.12


The highest return reflected above was 2.16% for the quarter ended June 30, 1989; and the lowest return was 0.47% for the quarter ended March 31, 1994.


                             Average Annual Total Returns
                                    As of 3/31/98

                                        1 year     5 years      10 years
                                        ------     -------      --------

Intermediate-Term                       11.17%        5.50%        7.52%*
   U.S. Treasury Fund


Merrill Lynch Intermediate-              9.46%        5.94%        8.09%
   Term Treasury Index**
GNMA Fund                               10.74%        5.72%        7.97%
Merrill Lynch GNMA Index                11.32%        7.23%        9.32%

High-Yield Bond Fund                    16.44%        9.89%        9.85%**
Merrill Lynch High-                     15.60%       11.24%       12.05%
   Yield Index

Managed Bond Fund                       11.26%        5.62%***
Lehman Brothers                         12.39%        7.21%
   Gov't/Corp. Index

California Tax-Free                     14.86%        7.49%        8.83%
   Income Fund
Lehman Brothers Long                    13.59%        7.70%        9.56%
   Municipal Bond Index

Municipal Bond Fund                     13.10%        6.91%        8.72%
Lehman Brothers Long                    13.59%        7.70%        9.56%
   Municipal Bond Index

Washington State                        11.74%        6.07%^
   Municipal Bond Fund
Lehman Brothers Long                    13.59%        7.70%
   Municipal Bond Index

Intermediate-Term                        8.51%        5.53%^
   Municipal Bond Fund
Lehman Brothers 7-Year                   9.02%        6.18%
   Municipal Bond Index

Insured Municipal                       13.60%        6.48%^
   Bond Fund
Lehman Brothers Insured                 13.69%        7.54%
   Municipal Bond Index

                                                                                7-day
                                                                                Yield
                                                                                -----
Money Market Fund                        4.98%        4.31%        5.42%        4.85%

Tax-Free Money                           3.15%        2.88%        3.78%        3.13%
   Market Fund



*    Since inception 9/88.
** The indexes are unmanaged, include dividends and are representative of relevant U.S. securities markets. They do not include operating expenses or transaction costs.
***  Since inception 6/92.
^    Since inception 3/93.

FEES AND EXPENSES

Certain Funds offer multiple classes of shares. The No-Load Class of shares of each SAFECO Fixed Income Fund is described in this Profile. This class is 100% No-Load and has no initial or contingent deferred sales charges or Rule 12b-1 fees. There are no redemption fees (except a $10.00 wire charge) or exchange fees.

The expenses each Fund pays before distributing net investment income to shareholders are shown below. These expenses are stated as an annualized percentage of average daily net assets. They are based on the actual expenses of each Fund for the year ended December 31, 1997. The Funds' expenses for other periods may vary.


FUND                                MANAGEMENT   12b-1        OTHER    TOTAL FUND
                                    FEES         FEES         EXPENSES OPERATING
                                                                       EXPENSES

Intermediate Treasury               0.55%        None         0.37%    0.92%
GNMA                                0.65%        None         0.28%    0.93%
High-Yield                          0.65%        None         0.26%    0.91%
Managed                             0.50%        None         0.65%    1.15%
Intermediate Municipal              0.55%        None         0.28%    0.83%
Insured Bond                        0.65%        None         0.27%    0.92%
Municipal                           0.42%        None         0.09%    0.51%
California                          0.55%        None         0.14%    0.69%
Washington                          0.65%        None         0.36%    1.01%
Money Market                        0.50%        None         0.28%    0.78%
Tax-Free Money Market               0.50%        None         0.14%    0.64%


EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 FUND                              1 YEAR        3 YEARS  5 YEARS      10 YEARS

 Intermediate Treasury                $90           $290     $510         $1130
 GNMA                                $100           $300     $520         $1150
 High-Yield Bond                      $90           $290     $500         $1120
 Managed Bond                        $120           $370     $630         $1400
 Intermediate Municipal               $80           $260     $460         $1030
 Insured Bond                         $90           $290     $510         $1130
 Municipal                            $50           $160     $290          $640
 California                           $70           $220     $380          $860
 Washington                          $100           $320     $560         $1240
 Money Market                         $80           $250     $430          $970
 Tax-Free Money Market                $70           $200     $360          $800


INVESTMENT ADVISER AND PORTFOLIO MANAGERS

INVESTMENT ADVISER

SAFECO Asset Management Company ("SAM") manages all SAFECO Funds. SAM is headquartered in Seattle, Washington, and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an adviser to mutual funds and other investment portfolios since 1973; its predecessors have been advisers since 1932.

PORTFOLIO MANAGERS

SAFECO Intermediate-Term U.S. Treasury Fund is managed by Ronald Spaulding, Chairman of the Board, SAM. Mr. Spaulding has served in various capacities with SAM and SAFECO Corporation since 1975.

SAFECO Managed Bond Fund has been managed by Michael Hughes, Assistant Vice President, SAM, since 1997. Mr. Hughes was Vice President and a portfolio manager at First Interstate Capital Management Company from 1995 to 1996 and Vice President and a portfolio manager at First Interstate Bank of California from 1988 to 1995.

SAFECO GNMA Fund is managed by Paul A. Stevenson, Vice President, SAM. Mr. Stevenson has served as portfolio manager for the Fund since 1988. In addition, he is an Assistant Vice President of the SAFECO Life Insurance Company.

SAFECO High-Yield Bond Fund is managed by Robert Kern, Assistant Vice President. Mr. Kern has been managing the Fund since 1996. He has served as a securities analyst for SAM since 1994. From 1988 to 1994, he was engaged by the SAFECO Insurance Companies in the Controller's Department.

SAFECO Intermediate-Term Municipal Bond Fund is managed by Mary Metastasio, Vice President, SAM. Ms. Metastasio has been managing the Fund since 1996. She has been the portfolio manager for another SAFECO mutual fund since 1987.

SAFECO Municipal Bond Fund, Insured Municipal Bond Fund, and California Tax-Free Income Fund are managed by Stephen C. Bauer, President, SAM. Mr. Bauer has served as portfolio manager for each of these funds since inception: 1981 for the Municipal Fund, 1993 for the Insured Fund, and 1983 for the California Fund.

SAFECO Washington State Municipal Bond Fund is managed by Beverly Denny. Ms. Denny has been managing the Fund since 1996. From 1991 to 1993, she was the Marketing Director for SAFECO Mutual Funds. She has been an investment analyst with SAM since 1993.

HOW TO PURCHASE SHARES

The minimum initial investment is $1,000 for regular accounts. For IRAs, Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts, the minimum to open an account is $250. The minimum additional investment is $100 ($50 for UGMA and UTMA accounts). You may buy shares by completing an application and mailing it with your check to the address on the back cover.

HOW TO REDEEM SHARES

You can sell your shares on any business day by calling (provided you have selected the telephone redemption option) or sending a written request. Redemption requests received before 1:00 p.m., Pacific time, will receive that day's closing share price and the proceeds will normally be sent to you the next business day. You can also redeem shares via our Web site once you have completed the On-Line Transaction form and mailed it to the Funds.

DISTRIBUTIONS

Income dividends are declared every business day and paid monthly. Each Fund, except the Money Market and Tax-Free Money Market Funds, distributes capital gains on the last business day of the year. Dividends and capital gains distributions are reinvested in additional shares of the distributing Fund unless you elect to receive them in cash.

Dividends are normally taxed as ordinary income (unless designated tax-exempt). Capital gains distributions are taxed at capital gains rates; this rate will depend on how long the Fund held the assets before they were sold.

The tax-exempt Funds may, from time to time, distribute income that is subject to federal income tax.


CLIENT SERVICES

* 24-hour, toll-free, automated performance information and transaction capabilities
*  Automatic Investment Method ("AIM")
*  Systematic Withdrawal Plan
*  Telephone and Internet Exchange Privileges

TO REQUEST A PROSPECTUS OR FOR CLIENT SERVICES*:
     Nationwide       1-800-624-5711
     Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718
     *All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND
TRANSACTIONS:
     Nationwide      1-800-835-4391

INTERNET:      http://www.safecofunds.com

EMAIL:         mfunds@safeco.com

MAILING ADDRESS

   REGULAR MAIL
          SAFECO Mutual Funds
          No-Load Class Shares
          P.O. Box 34890
          Seattle, WA 98124-1890
          Express/Overnight Mail

   EXPRESS/OVERNIGHT MAIL
          SAFECO Mutual Funds
          No-Load Class Shares
          10865 Willows Road
          Redmond, WA 98052

INVESTOR CENTERS
     1409 Fifth Avenue, Seattle, Washington
     4333 Brooklyn Avenue N.E., Seattle, Washington
     Redmond Town Center, 7528 164th Avenue NE, Redmond, Washington


DISTRIBUTOR:   SAFECO Securities, Inc.